Form N-1A Cover	May 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN FUNDS GLOBAL BALANCED FUND
Entity Central Index Key	0001505612
Entity Investment Company Type	N-1A
Document Period End Date	May 01, 2025
AMERICAN FUNDS GLOBAL BALANCED FUND [Member]
Prospectus [Line Items]
Prospectus Date	Jan. 01, 2025
AMERICAN FUNDS GLOBAL INSIGHT FUND [Member]
Prospectus [Line Items]
Prospectus Date	Jan. 01, 2025